Offerings	Jul. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	16,912
Proposed Maximum Offering Price per Unit	6.14
Maximum Aggregate Offering Price	$ 103,839.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 14.34
Offering Note	Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also be deemed to cover any additional shares of the Registrant's common stock, par value $0.0001 per share ("Common Stock") that may from time to time be offered or issued under the Registrant's 2021 Omnibus Equity Incentive Plan, as amended (the "Equity Plan") to prevent dilution resulting from stock splits, stock dividends or similar transactions that increases the number of outstanding shares of Common Stock. Consists of shares of Common Stock that may be issued upon exercise of stock options granted pursuant to the Equity Plan outstanding as of the date of this registration statement. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price for shares issuable upon the exercise of the stock options are based upon the weighted average exercise price of the stock options.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	60,000
Proposed Maximum Offering Price per Unit	4.16
Maximum Aggregate Offering Price	$ 249,600.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 34.47
Offering Note	Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also be deemed to cover any additional shares of the Registrant's common stock, par value $0.0001 per share ("Common Stock") that may from time to time be offered or issued under the Registrant's 2021 Omnibus Equity Incentive Plan, as amended (the "Equity Plan") to prevent dilution resulting from stock splits, stock dividends or similar transactions that increases the number of outstanding shares of Common Stock. Consists of shares of Common Stock that may be issued upon exercise of stock options granted pursuant to inducement awards outstanding as of the date of this registration statement. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price for shares issuable upon the exercise of the stock options are based upon the weighted average exercise price of the stock options.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	1,006,952
Proposed Maximum Offering Price per Unit	4.705
Maximum Aggregate Offering Price	$ 4,737,709.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 654.28
Offering Note	Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also be deemed to cover any additional shares of the Registrant's common stock, par value $0.0001 per share ("Common Stock") that may from time to time be offered or issued under the Registrant's 2021 Omnibus Equity Incentive Plan, as amended (the "Equity Plan") to prevent dilution resulting from stock splits, stock dividends or similar transactions that increases the number of outstanding shares of Common Stock. Represents shares of Common Stock reserved for future issuance under the Equity Plan that are not subject to outstanding options. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act on the basis of the average of the high and low prices per share of the Registrant's Common Stock on July 13, 2026 as reported by The Nasdaq Stock Market.